Expenses for shipping activities and other expenses from operating activities - Charter Hire Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total charter hire expenses	$ (31,114)	$ (31,173)	[1]	$ (17,713)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	6	(62)		(16,921)
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ (31,120)	$ (31,111)		$ (792)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.